CONSOLIDATED STATEMENTS OF EQUITY/ AND REDEEMABLE NONCONTROLLING INTEREST Consolidated Statements of Equity/ and Redeemable Noncontrolling Interest (parenthetical) (USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Equity deficit And Redeemable Noncontrolling Interest Parenthetical [Abstract]
Adjustments to Additional Paid in Capital, Income Tax Benefit from Share-based Compensation	$ 9.5	$ 11.8	$ 2.8